Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Abstract]
Amortization expenses		$ 428,431	$ 428,431
Impairment charge		$ 2,108,117